Cover	Feb. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 25, 2022
Entity File Number	001-09974
Entity Registrant Name	Enzo Biochem, Inc.
Entity Central Index Key	0000316253
Entity Tax Identification Number	13-2866202
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	527 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	583-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	ENZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false